Ordinary Shares Issued in Lieu of Cash Payment (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Stock Issued During Period At Nominal Value [Line Items]
General and administrative expense	$ 118,793	$ 30,786